UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 129.5%

Corporate — 12.8%
Delta County EDC, Refunding RB, Mead Westvaco-Escanaba, Series A, 6.25%, 4/15/12 (a)	$2,420	$2,623,958
Dickinson County EDC Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	2,500	2,564,475
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (NPFGC), 5.55%, 9/01/29	9,500	9,526,980
Monroe County EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	5,700	7,077,519

		21,792,932

County/City/Special District/ School District — 32.3%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,734,344
Allendale Public School District Michigan, GO, School Building and Site, Series A (AGM), 5.50%, 5/01/16	1,000	1,175,330
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,915	2,998,252
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,328,137
5.00%, 4/01/26	1,250	1,321,587
5.00%, 4/01/27	500	533,305
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	625,770
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	433,064
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	507,430
County of Wayne Michigan, GO, Airport Hotel, Detroit Metropolitan Airport, Series A (NPFGC), 5.00%, 12/01/30	1,180	1,130,877

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/ School District (continued)
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	$2,000	$2,135,240
Detroit City School District Michigan, GO, School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/13 (a)	1,480	1,648,927
Series B, 5.00%, 5/01/28	1,900	1,911,989
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	2,000	2,166,180
Gibraltar School District Michigan, GO, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	3,065	3,491,985
(NPFGC), 5.00%, 5/01/28	585	600,491
Grand Blanc Community Schools Michigan, GO (NPFGC):
5.63%, 5/01/17	1,000	1,040,740
5.63%, 5/01/18	1,000	1,039,710
5.63%, 5/01/19	1,100	1,142,900
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	535	586,435
5.50%, 10/01/12	130	142,498
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	615	602,460
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,081,900
Harper Woods School District Michigan, GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	215	244,552
(NPFGC), 5.00%, 5/01/34	10	10,164
Haslett Public School District Michigan, GO, Building & Site (NPFGC), 5.63%, 11/01/11 (a)	1,275	1,342,588
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,112,678

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

County/City/Special District/ School District (concluded)
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/12	$400	$423,724
5.00%, 5/01/25	1,000	1,057,220
5.00%, 5/01/26	1,050	1,097,387
5.00%, 5/01/35	2,000	2,055,960
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,369,686
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	519,440
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,575,101
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	3,000	3,205,380
New Haven Community Schools Michigan, GO, Refunding, School Building & Site (AGM), 5.00%, 5/01/23	500	537,440
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,228,776
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	693,549
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,141,920
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,135,230
Sparta Area Schools Michigan, GO, School Building & Site (FGIC), 5.00%, 5/01/14 (a)	1,000	1,137,450
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,548,720
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	794,220
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,264,588

		54,875,324

Education — 7.3%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,436,962
4.50%, 10/01/24	1,595	1,668,163
4.50%, 10/01/25	1,405	1,459,022
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,125	1,115,539

Municipal Bonds	Par (000)	Value

Michigan (continued)

Education (concluded)
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 6/01/12	$550	$595,342
5.90%, 6/01/12	1,000	1,083,230
Michigan Higher Education Student Loan Authority, RB, Student Loan, AMT (AMBAC):
Series XVII-B, 5.40%, 6/01/18	3,000	3,003,180
Series XVII-Q, 5.00%, 3/01/31	500	489,960
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,508,537

		12,359,935

Health — 25.1%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	2,170	2,197,581
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	695	693,415
Series A, 5.38%, 7/01/20	385	365,765
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,837,422
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,138,600
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,487,588
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,022,780
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,589,533
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (b)	2,000	2,007,060
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,306,812
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,480,843
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	3,129,547
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,592,895
McLaren Health Care, 5.75%, 5/15/38	1,500	1,578,600
Trinity Health Credit, Series A, 6.00%, 12/01/20	1,400	1,417,052
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,071,967
Trinity Health Credit, Series A, 6.25%, 12/01/28	570	643,576
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,592,192

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Trinity Health Credit, Series A (AMBAC), 6.00%, 12/01/10 (a)	$65	$65,949
Trinity Health Credit, Series A (AMBAC), 6.00%, 12/01/27	5,435	5,498,100
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,018,020
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,950	1,961,173
Trinity Health Credit, Series D, 5.00%, 8/15/34	1,650	1,675,163
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,202,060

		42,573,693

Housing — 3.3%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,019,250
Series A, 6.00%, 10/01/45	4,280	4,496,996
Series A AMT (NPFGC), 5.30%, 10/01/37	20	20,035

		5,536,281

State — 12.5%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	1,500	1,694,625
5.00%, 11/01/15	1,000	1,131,010
5.00%, 11/01/16	500	575,625
5.38%, 11/01/24	125	139,795
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,622,576
Series I (AGC), 5.25%, 10/15/24	2,000	2,193,960
Series I (AGC), 5.25%, 10/15/25	1,500	1,632,945
Series I (AGC), 5.25%, 10/15/26	400	432,640
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,031,280
State of Michigan, COP, Refunding, New Center Development Inc. (NPFGC), 5.75%, 9/01/11 (b)	5,045	5,273,993
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/27	3,250	3,473,892

		21,202,341

Transportation — 18.6%
County of Wayne Michigan, RB, Detroit Metropolitan, Wayne County, Series A, AMT (NPFGC), 5.38%, 12/01/15	6,500	6,511,765
State of Michigan, Refunding RB (AGM), 5.25%, 5/15/19	1,000	1,173,240
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,374,236
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,514,514
5.25%, 12/01/26	3,700	3,719,499
5.00%, 12/01/34	5,200	4,868,136

Municipal Bonds	Par (000)	Value

Michigan (concluded)

Transportation (concluded)
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	$3,060	$3,184,175
5.38%, 12/01/32	4,300	4,253,216

		31,598,781

Utilities — 17.6%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,341,460
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,780	1,975,248
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,620	2,623,720
Senior Lien, Series A (AGM), 5.00%, 7/01/25	3,460	3,561,240
Senior Lien, Series A (FGIC), 5.75%, 7/01/11 (a)	1,000	1,043,680
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,600	4,608,786
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	6,554,254
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,757,160
City of Wyoming Michigan, RB (NPFGC), 5.00%, 6/01/30	5,300	5,446,174

		29,911,722

Total Municipal Bonds in Michigan		219,851,009

Guam — 0.6%

Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	955	968,398

Puerto Rico — 9.7%

County/City/Special District/ School District — 2.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,364,032

State — 5.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	4,200	4,647,678
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.19%, 8/01/43	12,500	1,742,375
5.00%, 8/01/46	30,000	3,458,700

		9,848,753

Transportation — 1.9%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,000	3,353,220

Total Municipal Bonds in Puerto Rico		16,566,005

Total Municipal Bonds – 139.8%		237,385,412

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Michigan — 10.7%

Corporate — 4.8%
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	$7,790	$8,178,955

County/City/Special District/ School District — 2.6%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,317,931

Education — 3.3%
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,995,464
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,623,175

		5,618,639

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 10.7%		18,115,525

Total Long-Term Investments (Cost – $248,483,840) – 150.5%		255,500,937

Short-Term Securities	Shares

BIF Michigan Municipal Money Fund 0.00%, (e)(f)	7,409,145	7,409,145

Total Short-Term Securities (Cost – $7,409,145) – 4.3%		7,409,145

Total Investments (Cost – $255,892,985*) – 154.8%		262,910,082
Other Assets Less Liabilities– 1.9%		3,294,950
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.3)%		(9,042,064)
Preferred Shares, at Redemption Value – (51.4)%		(87,356,782)

Net Assets Applicable to Common Shares – 100.0%		$169,806,186

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$246,905,479

Gross unrealized appreciation	$10,279,495
Gross unrealized depreciation	(3,304,892)

Net unrealized appreciation	$6,974,603

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF Michigan Municipal Money Fund	605,019	6,804,126	7,409,145	—

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$255,500,937	—	$255,500,937
Short-Term Securities	$7,409,145	—		7,409,145

Total	$7,409,145	$255,500,937	—	$262,910,082

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 22, 2010